Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2022	2021	2020
Interest expenses on bank borrowings
wholly repayable within one year	-	-	-